INVENTORIES	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:
Inventories consisted of the following:
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,619	$2,502
Raw and packaging materials	1,781	1,589
Products in process	744	781
Materials in transit and payments on account	149	140

	$5,293	$5,012